Loans Payable (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Loans Payable [Abstract]
Long-term loans	$ 1,263,151
Less: Discount of long-term loans	(160,130)
Total	$ 1,103,021